Consolidated balance sheet (Narrative)	12 Months Ended
Dec. 31, 2020
Balance sheet
Disclosure of authorisation of financial statements

The Board of Directors approved the financial statements on pages 105 to 196 on 17 February 2021

James E Staley

Barclays Bank Group – Chief Executive Officer

Steven Ewart

Barclays Bank Group – Chief Financial Officer